Earnings per share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings per share
Schedule of basic earnings per share
	06.30.2024	06.30.2023	06.30.2022
Profit for the year attributable to equity holders of the parent	78,460	162,990	297,052
Weighted average number of common shares outstanding	592	602	609
Basic earnings per share (i)	132.44	270.75	487.77
	06.30.2024	06.30.2023	06.30.2022
Weighted average number of shares outstanding	592	602	609
Concepts that affect dilution	110	83	70
Weighted average number of common shares diluted	702	685	679

Schedule of diluted earnings per share
	06.30.2024	06.30.2023	06.30.2022
Profit for the year attributable to equity holders of the parent	78,460	162,990	297,052
Weighted average number of common shares outstanding	702	685	679
Diluted earnings per share (i)	111.80	237.94	437.48